Acquisitions and Divestitures - CGD Services - Assets and liabilities of discontinued (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Assets and liabilities
Total assets	$ 174,200	$ 185,500	$ 197,600
Discontinued operations, sale complete | Cubic Global Defense Services
Assets and liabilities
Accounts receivable - net	74,710	80,138
Other current assets	1,190	1,667
Property and equipment, net	466	2,391
Goodwill	94,350	94,350
Purchased intangibles, net	8,637	11,389
Other noncurrent assets	(5,179)	(4,425)
Total assets	174,174	185,510
Accounts payable and other liabilities	36,862	32,771
Net assets	$ 137,312	$ 152,739